Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2016
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Schedule of accounts payable

	December 31, 2016	December 31, 2015
Trade payable	$ 28,767	$ 21,372
Rent payable	168	527
Professional fees payable	980	605

Total accounts payable	$ 29,915	$ 22,504

Schedule of accrued expenses

	December 31, 2016	December 31, 2015
Accrued salaries	$ 6,142	$ 6,610
Taxes	4,591	3,816
Accrued fees	446	294
Accrued bond coupon	4,531	4,531
Accrued interest	39	—
Other	152	149

Total accrued expenses	$ 15,901	$ 15,400